FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Senior Secured Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning
Initial fair value at issuance	5,437
Change in fair value	11
Balance at ending	5,448
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning
Initial fair value at issuance	8,870
Change in fair value	(1,028)
Balance at ending	$ 7,842